Loss and Loss Adjustment Expense Reserves - Schedule of Net Incurred and Paid Loss Development to Liability for Loss and Loss Adjustment Expenses (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Claims Development [Line Items]
Net Liability for Loss and loss adjustment expenses, Reserves	$ 4,531			$ 3,261
Reinsurance Recoverable on Loss and loss adjustment expenses, Reserves	17,560	$ 6,012	$ 3,652	$ 5,366	$ 3,431	$ 120
Gross Liability for Loss and loss adjustment expenses, Reserves	$ 22,091	$ 9,583	6,971		$ 5,884	2,123
Homeowners Multi-Peril Policies [Member]
Claims Development [Line Items]
Net Liability for Loss and loss adjustment expenses, Reserves			2,724			1,780
Reinsurance Recoverable on Loss and loss adjustment expenses, Reserves			2,565			120
Special Property Policies [Member]
Claims Development [Line Items]
Net Liability for Loss and loss adjustment expenses, Reserves			595			223
Reinsurance Recoverable on Loss and loss adjustment expenses, Reserves			1,087
All Product Line [Member]
Claims Development [Line Items]
Net Liability for Loss and loss adjustment expenses, Reserves			3,319			2,003
Reinsurance Recoverable on Loss and loss adjustment expenses, Reserves			3,652			120
Gross Liability for Loss and loss adjustment expenses, Reserves			$ 6,971			$ 2,123